Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Cash and Cash Equivalents

	2020 £m	2019 £m
Cash at bank and in hand	1,762	795
Short-term deposits	4,530	3,912

	6,292	4,707